Leases	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

Note 8 — LEASES

As discussed in Note 9, the Company had a property lease with a related party which terminated on March 14, 2024. Lease expenses under this lease were $6,000 for the for the three months ended March 31, 2024 and 2023, and were included in general and administrative costs in the condensed consolidated statements of operations.

On March 1, 2024, the Company’s entered into an operating property lease with an initial term of 5 years, with an option to extend for another five-year term which is not reasonably certain to extend. Lease expenses under this lease were $3,198 and $0 for the three months ended March 31, 2024 and 2023, respectively, and was included in general and administrative costs in the condensed consolidated statements of operations. Total cash paid for operating leases was $2,475 per month with a remaining term of 60 months and a discount rate of 4.69%.

At March 31, 2024, approximate future minimum rental payments required under the lease agreement are as follows:

Operating Lease
Remainder of 2024	$22,275
2025	36,700
2026	39,370
2027	40,945
2028	42,582
Thereafter	10,714
Total undiscounted lease payments	192,586
Less: effects of discounting	(21,747)
Operating Lease Liability	$170,839

Classified as:
Current lease liabilities	$22,981
Non-current lease liabilities	$147,858